COMMITMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Commitments And Contingencies [Line Items]
Initial Term Of Patents License Agreement	10 years	10 years
Cash Fees And Payable For Patents License Agreement	$ 50,000	$ 50,000
Cash Paid For Patents License Agreement	37,500	25,000
Percentage Of Royalties On Sale Price Of Products	0.50%	0.50%
Minimum Annual Royalty	10,000	10,000
Cash Due Of Patents License Agreement Due In One Year	$ 12,500